SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Accounts receivable percentage					100.00%
Allowance for credit losses					$ 0	$ 0
Employees deposit percentage						8.33%
Deferred tax assets					27,630,000	$ 25,090,000
Federal net operating loss carryforwards					93,087,000	70,316,000
Federal research and development income tax credits					$ 350,000
Net operating loss carryforward restricted percentage					50.00%
Foreign currency translation adjustments	$ 14,000	$ 43,000	$ 39,000	$ 57,000	$ 114,000	$ 32,000
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage					51.00%	63.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage					52.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage					19.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage					31.00%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage						69.00%